Income Taxes (Components of Income Tax Provision) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
Foreign					$ (198,092)	$ 3,856,527
Federal
State
Deferred
Foreign					(2,102,122)	(2,403,124)
Federal
State
Provision for income taxes	$ (336,185)	$ 27,932	$ (46,591)	$ 478,414	$ (2,300,214)	$ 1,453,403